Supplementary Cash Flow Information (Details) - Schedule of changes in non-cash operating working capital - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule of changes in non-cash operating working capital [Abstracts]
Trade and other receivables	$ 936	$ (2,101)
Inventories	79	753
Prepaids and deposits	(50)	(650)
Accounts payable and accrued liabilities	(2,009)	8,014
Deposits received	(938)	422
Due from a related party	(28)	(14)
Non-cash operating working capital	$ (2,010)	$ 6,424